Summary of Significant Accounting Policies - Narrative (Details)			12 Months Ended
	May 20, 2022 shares	Apr. 30, 2021 $ / shares shares	Sep. 24, 2022 USD ($) segment $ / shares shares	Sep. 25, 2021 USD ($) shares	Sep. 26, 2020 USD ($)	Jun. 07, 2022 shares	Dec. 31, 2021
Product Information [Line Items]
Foreign currency losses | $			$ 25,000	$ 53,000	$ 33,000
Net cash savings, percentage			85.00%
Number of operating segments | segment			1
Allowance for doubtful accounts | $			$ 0	0	0
Accounts receivable, payment period			30 days
Property and equipment, per unit value threshold | $			$ 2,000,000
Property and equipment, useful life, threshold			1 year
Asset impairment charges | $			$ 0	0	0
Allowance for sales returns | $			$ 0	$ 0	0
Percentage of tax savings			85.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-09-25
Product Information [Line Items]
Remaining performance obligation, period			12 months
Software Maintenance and Support Contracts | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-09-25
Product Information [Line Items]
Remaining performance obligation, period			15 years
Warrants
Product Information [Line Items]
Warrants, vested (in shares)			267,281	446,741
Exercise price of warrants or rights (in dollars per share) | $ / shares		$ 389.03
Warrants | Tranche One
Product Information [Line Items]
Percentage of outstanding and issuable		6.50%					6.50%
Warrants, vested (in shares)		446,741
Warrants | Tranche Two
Product Information [Line Items]
Percentage of outstanding and issuable	10.00%	3.50%
Warrants, vested (in shares)		267,281
May 2022 Warrants
Product Information [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares			$ 10
June 2022 Warrants
Product Information [Line Items]
Warrants authorized (in shares)			15,870,411			15,870,411
Warrants, vested (in shares)			15,870,411
Class A Units | Warrants
Product Information [Line Items]
Warrants authorized (in shares)		714,022
Class A Units | Warrants | Tranche Two
Product Information [Line Items]
Warrants, vested (in shares)	267,281
Class A Units | May 2022 Warrants
Product Information [Line Items]
Warrants authorized (in shares)	258,972		258,972
Percentage of warrants, vested, maximum			3.60%
Minimum
Product Information [Line Items]
Remaining performance obligation, period			1 year
Maximum
Product Information [Line Items]
Foreign currency losses | $			$ 100,000		$ 100,000
Remaining performance obligation, period			15 years
One Supplier | Cost of Goods and Service Benchmark | Supplier Concentration Risk
Product Information [Line Items]
Volume of purchases | $			$ 69,100,000	$ 17,800,000